Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 29,761,610	R$ 29,336,710
Acquisitions	2,654,349	2,245,241
Additions for acquisition of subsidiary		339,749
Capitalized financial charges	178,055	130,272
Foreign currency translation adjustment	2,227,796	623,213
Cost	2,624,428
Depletion	(396,632)
Transfers by concluded projects	0	0
Cost	0
Depletion	0
Transfers to intangible	(4,461)
Cost	(4,461)
Depletion	0
Disposals		(211,271)
Cost		(581,731)
Depletion		370,460
Other	(48,060)
Depreciation / depletion	(3,009,399)	(2,702,304)
Ending balance	31,759,890	29,761,610
Property, plant and equipment, cost			R$ 57,190,786	R$ 50,799,704	R$ 47,707,502
Accumulated depreciation/depletion			(25,430,896)	(21,038,094)	(18,370,792)
Property, plant and equipment	31,759,890	29,761,610	31,759,890	29,761,610	29,336,710
Previously disclosed
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				50,799,704
Accumulated depreciation/depletion				(21,038,094)
Reclassification
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				1,130,604
Accumulated depreciation/depletion				(1,130,604)
Reclassified
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				51,930,308
Accumulated depreciation/depletion				(22,168,698)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	569,548	471,655
Acquisitions	0	0
Additions for acquisition of subsidiary		14,937
Capitalized financial charges	0	0
Foreign currency translation adjustment	32,751	5,600
Cost	32,751
Depletion	0
Transfers by concluded projects	0	29,703
Cost	0
Depletion	0
Transfers to intangible	0
Cost	0
Depletion	0
Disposals		(21,249)
Cost		(21,249)
Depletion		0
Other	0
Depreciation / depletion	0	0
Ending balance	602,299	569,548
Property, plant and equipment, cost			602,299	500,646	471,655
Accumulated depreciation/depletion			0	0	0
Property, plant and equipment	569,548	569,548	602,299	569,548	471,655
Land | Previously disclosed
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				500,646
Accumulated depreciation/depletion				0
Land | Reclassification
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				68,902
Accumulated depreciation/depletion				0
Land | Reclassified
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				569,548
Accumulated depreciation/depletion				0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,411,957	4,419,072
Acquisitions	372	0
Additions for acquisition of subsidiary		122,846
Capitalized financial charges	0	0
Foreign currency translation adjustment	593,228	168,554
Cost	674,720
Depletion	(81,492)
Transfers by concluded projects	16,477	145,622
Cost	16,477
Depletion	0
Transfers to intangible	0
Cost	0
Depletion	0
Disposals		(5,149)
Cost		(7,444)
Depletion		2,295
Other	(2,009)
Depreciation / depletion	(370,035)	(280,448)
Ending balance	4,649,990	4,411,957
Property, plant and equipment, cost			6,676,549	6,058,259	5,530,714
Accumulated depreciation/depletion			(2,026,559)	(1,487,762)	(1,111,642)
Property, plant and equipment	4,411,957	4,411,957	4,649,990	4,411,957	4,419,072
Buildings and improvements | Previously disclosed
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				6,058,259
Accumulated depreciation/depletion				(1,487,762)
Buildings and improvements | Reclassification
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				(70,296)
Accumulated depreciation/depletion				(88,244)
Buildings and improvements | Reclassified
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				5,987,963
Accumulated depreciation/depletion				(1,576,006)
Machinery, Equipment and Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,656,624	20,208,912
Acquisitions	201,492	149,018
Additions for acquisition of subsidiary		63,081
Capitalized financial charges	0	0
Foreign currency translation adjustment	1,433,855	387,757
Cost	1,727,164
Depletion	(293,309)
Transfers by concluded projects	1,022,560	2,216,704
Cost	1,022,560
Depletion	0
Transfers to intangible	0
Cost	0
Depletion	0
Disposals		(166,585)
Cost		(525,724)
Depletion		359,139
Other	(40,503)
Depreciation / depletion	(2,487,820)	(2,275,788)
Ending balance	20,786,208	20,656,624
Property, plant and equipment, cost			43,024,738	39,211,042	36,804,409
Accumulated depreciation/depletion			(22,238,530)	(18,627,943)	(16,595,497)
Property, plant and equipment	20,656,624	20,656,624	20,786,208	20,656,624	20,208,912
Machinery, Equipment and Facilities | Previously disclosed
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				39,211,042
Accumulated depreciation/depletion				(18,627,943)
Machinery, Equipment and Facilities | Reclassification
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				1,038,042
Accumulated depreciation/depletion				(964,517)
Machinery, Equipment and Facilities | Reclassified
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				40,249,084
Accumulated depreciation/depletion				(19,592,460)
Projects and Stoppage in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,461,271	3,495,965
Acquisitions	2,439,286	2,090,157
Additions for acquisition of subsidiary		46,833
Capitalized financial charges	178,055	130,272
Foreign currency translation adjustment	137,551	56,425
Cost	137,551
Depletion	0
Transfers by concluded projects	(1,106,975)	(2,539,041)
Cost	(1,106,975)
Depletion	0
Transfers to intangible	(2,922)
Cost	(2,922)
Depletion	0
Disposals		(5,946)
Cost		(5,946)
Depletion		0
Other	(3,873)
Depreciation / depletion	0	0
Ending balance	5,102,393	3,461,271
Property, plant and equipment, cost			5,102,393	3,274,665	3,495,965
Accumulated depreciation/depletion			0	0	0
Property, plant and equipment	3,461,271	3,461,271	5,102,393	3,461,271	3,495,965
Projects and Stoppage in Progress | Previously disclosed
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				3,274,665
Accumulated depreciation/depletion				0
Projects and Stoppage in Progress | Reclassification
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				186,606
Accumulated depreciation/depletion				0
Projects and Stoppage in Progress | Reclassified
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				3,461,271
Accumulated depreciation/depletion				0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	662,210	741,106
Acquisitions	13,199	6,066
Additions for acquisition of subsidiary		92,052
Capitalized financial charges	0	0
Foreign currency translation adjustment	30,411	4,877
Cost	52,242
Depletion	(21,831)
Transfers by concluded projects	67,938	147,012
Cost	67,938
Depletion	0
Transfers to intangible	(1,539)
Cost	(1,539)
Depletion	0
Disposals		(12,342)
Cost		(21,368)
Depletion		9,026
Other	(1,675)
Depreciation / depletion	(151,544)	(146,068)
Ending balance	619,000	662,210
Property, plant and equipment, cost			1,784,807	1,755,092	1,404,759
Accumulated depreciation/depletion			(1,165,807)	(922,389)	(663,653)
Property, plant and equipment	R$ 662,210	R$ 662,210	R$ 619,000	662,210	R$ 741,106
Other | Previously disclosed
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				1,755,092
Accumulated depreciation/depletion				(922,389)
Other | Reclassification
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				(92,650)
Accumulated depreciation/depletion				(77,843)
Other | Reclassified
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost				1,662,442
Accumulated depreciation/depletion				R$ (1,000,232)